Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income
Tax on fair value movements on cash flow hedges	£ 0	£ 2
Tax on reclassification of cash flow hedges to the income statement	£ 8	£ 6